Average Annual Total Returns (Vanguard Telecommunication Services Index Fund ETF)	Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Telecommunication Services Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Telecommunication Services 25 50 Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Telecommunication Services 25 50 Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.32%	23.19%	14.66%	24.27%	14.68%	24.12%	24.12%
Five Years	17.05%	16.41%	13.92%	16.99%	13.51%	none	13.41%
Since Inception	8.91%	8.41%	7.33%	8.91%	7.93%		7.88%